Pay vs Performance Disclosure		6 Months Ended	12 Months Ended			30 Months Ended	36 Months Ended
		Jun. 30, 2020	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

Pay Versus Performance Table

The table below presents named executive officer compensation and company performance information as required by applicable Securities and Exchange Commission rules.

Year	Summary Compensation Table Total for PEO(1) (Bisignano)	Compensation Actually Paid to PEO(1)(2)(3) (Bisignano)	Summary Compensation Table Total for PEO(1) (Yabuki)	Compensation Actually Paid to PEO(1)(2) (Yabuki)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(2)(3)	Value of Initial Fixed $100 Investment Based on(4)			Adjusted Revenue for Incentive Compensation (MM)(5)
							Total Shareholder Return (“TSR”)	Peer Group TSR	Net Income ($MM)
2022	$17,882,560	$21,329,135	—	—	$5,038,732	$5,802,524	$87	$100	$2,530	$16,732
2021	20,385,208	10,747,601	—	—	7,859,651	6,667,144	90	128	1,334	15,354
2020	12,193,925	2,858,361	$28,846,153	$19,687,211	4,191,368	1,232,786	98	134	958	13,902

(1)	Mr. Yabuki served as PEO for the first half of 2020 and Mr. Bisignano served as PEO for the second half of 2020 and for all of 2021 and 2022.
(2)	Amounts shown for compensation actually paid are computed in accordance with Item 402(v) of Regulation S-K and do not reflect the actual amount of compensation realized by the NEOs during the applicable year. Compensation actually paid reflects exclusions and inclusions from the summary compensation table (“SCT”) total as set forth in the tables below.
(3)	The non-PEO NEOs reflected in these columns represent the following individuals for each of the years shown. In 2020, these individuals were Messrs. Chiarello, Hau, McGranahan, and Vielehr. In 2021 and 2022, these individuals were Messrs. Chiarello, Hau and Rosman, and Ms. Kereere.
(4)	Assumes $100 invested in our common shares on December 31, 2019.The peer group used by the company is the NASDAQ US Benchmark Transaction Processing Services Index (the “Peer Index”), which is the same index used in the company’s performance graph reported in Part II, Item 5 of its annual report on Form 10-K for the fiscal year ended December 31, 2022.
(5)	We determined adjusted revenue for incentive compensation to be the most important financial measure used to link company performance to compensation actually paid for 2022. We selected adjusted revenue for incentive compensation because we believe that the long-term value of our enterprise depends on our ability to generate revenue excluding the impact of our Output Solutions postage reimbursements, deferred revenue purchase accounting adjustments and acquired revenue. A discussion of how adjusted revenue for incentive compensation is calculated from GAAP revenue is provided in Appendix A to this proxy statement.

Calculation of Principal Executive Officer Compensation Actually Paid

	Mr. Bisignano			Mr. Yabuki
	2022	2021	2020	2020
Summary Compensation Table Total(1)	$17,822,560	$20,385,208	$12,193,925	$28,846,153
Deduct amount reported for stock and option awards in the SCT(2)	(16,210,972)	(16,120,519)	(11,200,076)	(27,884,729)
Add year-end fair value of awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year(3)	20,127,968	18,853,852	11,466,300	24,814,670
Change in fair value as of the vesting date (from the prior year end) for vested awards granted in any prior year(3)	1,203,552	(1,182,658)	(5,063,077)	(1,471,427)
Change in fair value as of fiscal year end (from the prior year end) for unvested and outstanding awards granted in any prior year(3)	(1,613,973)	(11,188,283)	(4,538,711)	(4,617,457)
Compensation Actually Paid	$21,329,135	$10,747,601	$2,858,361	$19,687,211

(1)	Reflects the total compensation reported in the SCT for each year shown.
(2)	Reflects the grant date fair value of the awards granted in the respective years under the Incentive Plan. Information about the assumptions that we used to determine the fair value of equity awards is set forth in our Annual Report on Form 10-K in Note 15 to our Consolidated Financial Statements for the year ended December 31, 2022.
(3)	The valuation assumptions used to calculate the fair values did not differ materially from those disclosed at the time of grant.

Calculation of Average Non-Principal Executive Officer Compensation Actually Paid

	2022	2021	2020
Average Summary Compensation Table Total(1)	$5,038,732	$7,859,651	$4,191,368
Deduct average amount reported for stock and option awards in the SCT(2)	(4,242,754)	(4,796,487)	(3,575,048)
Add year-end average fair value of awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year(3)	5,267,468	5,040,055	3,691,336
Average change in fair value as of the vesting date (from the prior year end) for vested awards granted in any prior year(3)	(120,416)	(85,895)	(1,684,428)
Average change in fair value as of fiscal year end (from the prior year end) for unvested and outstanding awards granted in any prior year(3)	(140,508)	(1,340,180)	(1,390,441)
Average Compensation Actually Paid	$5,802,524	$6,677,144	$1,232,786

(1)	Reflects the average of the total compensation reported in the SCT for the non-PEO NEOs in each year shown.
(2)	Reflects the grant date fair value of awards granted in the respective years under the Incentive Plan. All equity amounts in the table are the average of the non-PEO NEO totals. Information about the assumptions that we used to determine the fair value of equity awards is set forth in our Annual Report on Form 10-K in Note 15 to our Consolidated Financial Statements for the year ended December 31, 2022.
(3)	The valuation assumptions used to calculate the fair values of awards did not differ materially from those disclosed at the time of grant.

Compensation and Performance

During the three years presented:

•	Net income increased an average of 64% each year, growing from $958 million in 2020 to over $2.5 billion in 2022, while PEO and other NEO compensation actually paid varied due primarily to executive officer succession, increased use of equity as a component of total compensation and changes in the value of our stock.

•	Adjusted revenue for incentive compensation grew 20% over the three-year period and more than 8% each year, while PEO and other NEO compensation actually paid varied due primarily to executive officer succession, increased use of equity as a component of total compensation and changes in the value of our stock.

•	Cumulative total shareholder return for the company decreased 13% compared to cumulative total shareholder return for the Peer Index, which remained flat, while PEO and other NEO compensation actually paid varied due primarily to executive officer succession, increased use of equity as a component of total compensation and changes in the value of our stock.

Company Selected Measure Name			adjusted revenue for incentive compensation
Named Executive Officers, Footnote [Text Block]							(3)The non-PEO NEOs reflected in these columns represent the following individuals for each of the years shown. In 2020, these individuals were Messrs. Chiarello, Hau, McGranahan, and Vielehr. In 2021 and 2022, these individuals were Messrs. Chiarello, Hau and Rosman, and Ms. Kereere.
Peer Group Issuers, Footnote [Text Block]							(4)Assumes $100 invested in our common shares on December 31, 2019.The peer group used by the company is the NASDAQ US Benchmark Transaction Processing Services Index (the “Peer Index”), which is the same index used in the company’s performance graph reported in Part II, Item 5 of its annual report on Form 10-K for the fiscal year ended December 31, 2022.
PEO Total Compensation Amount	[1]		$ 17,882,560	$ 20,385,208
PEO Actually Paid Compensation Amount	[1],[2],[3]		21,329,135	10,747,601
Adjustment To PEO Compensation, Footnote [Text Block]

Calculation of Principal Executive Officer Compensation Actually Paid

	Mr. Bisignano			Mr. Yabuki
	2022	2021	2020	2020
Summary Compensation Table Total(1)	$17,822,560	$20,385,208	$12,193,925	$28,846,153
Deduct amount reported for stock and option awards in the SCT(2)	(16,210,972)	(16,120,519)	(11,200,076)	(27,884,729)
Add year-end fair value of awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year(3)	20,127,968	18,853,852	11,466,300	24,814,670
Change in fair value as of the vesting date (from the prior year end) for vested awards granted in any prior year(3)	1,203,552	(1,182,658)	(5,063,077)	(1,471,427)
Change in fair value as of fiscal year end (from the prior year end) for unvested and outstanding awards granted in any prior year(3)	(1,613,973)	(11,188,283)	(4,538,711)	(4,617,457)
Compensation Actually Paid	$21,329,135	$10,747,601	$2,858,361	$19,687,211

(1)	Reflects the total compensation reported in the SCT for each year shown.
(2)	Reflects the grant date fair value of the awards granted in the respective years under the Incentive Plan. Information about the assumptions that we used to determine the fair value of equity awards is set forth in our Annual Report on Form 10-K in Note 15 to our Consolidated Financial Statements for the year ended December 31, 2022.
(3)	The valuation assumptions used to calculate the fair values did not differ materially from those disclosed at the time of grant.

Non-PEO NEO Average Total Compensation Amount	[3]		5,038,732	7,859,651	$ 4,191,368
Non-PEO NEO Average Compensation Actually Paid Amount	[2],[3]		$ 5,802,524	6,667,144	1,232,786
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Calculation of Average Non-Principal Executive Officer Compensation Actually Paid

	2022	2021	2020
Average Summary Compensation Table Total(1)	$5,038,732	$7,859,651	$4,191,368
Deduct average amount reported for stock and option awards in the SCT(2)	(4,242,754)	(4,796,487)	(3,575,048)
Add year-end average fair value of awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year(3)	5,267,468	5,040,055	3,691,336
Average change in fair value as of the vesting date (from the prior year end) for vested awards granted in any prior year(3)	(120,416)	(85,895)	(1,684,428)
Average change in fair value as of fiscal year end (from the prior year end) for unvested and outstanding awards granted in any prior year(3)	(140,508)	(1,340,180)	(1,390,441)
Average Compensation Actually Paid	$5,802,524	$6,677,144	$1,232,786

(1)	Reflects the average of the total compensation reported in the SCT for the non-PEO NEOs in each year shown.
(2)	Reflects the grant date fair value of awards granted in the respective years under the Incentive Plan. All equity amounts in the table are the average of the non-PEO NEO totals. Information about the assumptions that we used to determine the fair value of equity awards is set forth in our Annual Report on Form 10-K in Note 15 to our Consolidated Financial Statements for the year ended December 31, 2022.
(3)	The valuation assumptions used to calculate the fair values of awards did not differ materially from those disclosed at the time of grant.

Tabular List [Table Text Block]

Determining Compensation Actually Paid; Most Important Performance Measures

The most important metrics that we used to determine compensation actually paid for 2022 were:

•	Adjusted Revenue for Incentive Compensation

•	Adjusted Operating Income

•	Relative Total Shareholder Return

•	Organic Revenue Growth

•	Adjusted Earnings Per Share

Total Shareholder Return Amount	[4]		$ 87	90	98
Peer Group Total Shareholder Return Amount	[4]		100	128	134
Net Income (Loss)			$ 2,530	$ 1,334	$ 958
Company Selected Measure Amount	[5]		16,732	15,354	13,902
PEO Name		Mr. Yabuki				Mr. Bisignano
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted Revenue for Incentive Compensation
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted Operating Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Relative Total Shareholder Return
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name			Organic Revenue Growth
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted Earnings Per Share
Mr. Bisignano [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1]				$ 12,193,925
PEO Actually Paid Compensation Amount	[1],[2],[3]				2,858,361
Mr. Yabuki [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1]				28,846,153
PEO Actually Paid Compensation Amount	[1],[2]				19,687,211
Non-PEO NEO [Member] | Deduct amount reported for stock and option awards in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]		$ (4,242,754)	$ (4,796,487)	(3,575,048)
Non-PEO NEO [Member] | Add year-end fair value of awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]		5,267,468	5,040,055	3,691,336
Non-PEO NEO [Member] | Change in fair value as of the vesting date (from the prior year end) for vested awards granted in any prior year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]		(120,416)	(85,895)	(1,684,428)
Non-PEO NEO [Member] | Change in fair value as of fiscal year end (from the prior year end) for unvested and outstanding awards granted in any prior year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]		(140,508)	(1,340,180)	(1,390,441)
Mr. Bisignano [Member] | Deduct amount reported for stock and option awards in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[8]		(16,210,972)	(16,120,519)	(11,200,076)
Mr. Bisignano [Member] | Add year-end fair value of awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]		20,127,968	18,853,852	11,466,300
Mr. Bisignano [Member] | Change in fair value as of the vesting date (from the prior year end) for vested awards granted in any prior year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]		1,203,552	(1,182,658)	(5,063,077)
Mr. Bisignano [Member] | Change in fair value as of fiscal year end (from the prior year end) for unvested and outstanding awards granted in any prior year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]		$ (1,613,973)	$ (11,188,283)	(4,538,711)
Mr. Yabuki [Member] | Deduct amount reported for stock and option awards in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[8]				(27,884,729)
Mr. Yabuki [Member] | Add year-end fair value of awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]				24,814,670
Mr. Yabuki [Member] | Change in fair value as of the vesting date (from the prior year end) for vested awards granted in any prior year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(1,471,427)
Mr. Yabuki [Member] | Change in fair value as of fiscal year end (from the prior year end) for unvested and outstanding awards granted in any prior year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]				$ (4,617,457)

[1]	(1)Mr. Yabuki served as PEO for the first half of 2020 and Mr. Bisignano served as PEO for the second half of 2020 and for all of 2021 and 2022.
[2]	(2)Amounts shown for compensation actually paid are computed in accordance with Item 402(v) of Regulation S-K and do not reflect the actual amount of compensation realized by the NEOs during the applicable year. Compensation actually paid reflects exclusions and inclusions from the summary compensation table (“SCT”) total as set forth in the tables below.
[3]	(3)The non-PEO NEOs reflected in these columns represent the following individuals for each of the years shown. In 2020, these individuals were Messrs. Chiarello, Hau, McGranahan, and Vielehr. In 2021 and 2022, these individuals were Messrs. Chiarello, Hau and Rosman, and Ms. Kereere.
[4]	(4)Assumes $100 invested in our common shares on December 31, 2019.The peer group used by the company is the NASDAQ US Benchmark Transaction Processing Services Index (the “Peer Index”), which is the same index used in the company’s performance graph reported in Part II, Item 5 of its annual report on Form 10-K for the fiscal year ended December 31, 2022.
[5]	(5)We determined adjusted revenue for incentive compensation to be the most important financial measure used to link company performance to compensation actually paid for 2022. We selected adjusted revenue for incentive compensation because we believe that the long-term value of our enterprise depends on our ability to generate revenue excluding the impact of our Output Solutions postage reimbursements, deferred revenue purchase accounting adjustments and acquired revenue. A discussion of how adjusted revenue for incentive compensation is calculated from GAAP revenue is provided in Appendix A to this proxy statement.
[6]	(2)Reflects the grant date fair value of awards granted in the respective years under the Incentive Plan. All equity amounts in the table are the average of the non-PEO NEO totals. Information about the assumptions that we used to determine the fair value of equity awards is set forth in our Annual Report on Form 10-K in Note 15 to our Consolidated Financial Statements for the year ended December 31, 2022.
[7]	(3)The valuation assumptions used to calculate the fair values of awards did not differ materially from those disclosed at the time of grant.
[8]	(2)Reflects the grant date fair value of the awards granted in the respective years under the Incentive Plan. Information about the assumptions that we used to determine the fair value of equity awards is set forth in our Annual Report on Form 10-K in Note 15 to our Consolidated Financial Statements for the year ended December 31, 2022.
[9]	(3)The valuation assumptions used to calculate the fair values did not differ materially from those disclosed at the time of grant.